INVENTORY (Tables)	12 Months Ended
Dec. 31, 2014
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
Inventories included in the accompanying balance sheet are stated at the lower of cost or market as summarized below:

	December 31, 2014	December 31, 2013
Raw materials consisting of purchased parts, components and supplies	$2,084,000	$2,461,000
Finished goods	2,186,000	455,000
Sub-total inventories	4,270,000	2,916,000
Less inventory reserve	(200,000)	—
Total inventory – net	$4,070,000	$2,916,000